NOTE 1 - ORGANIZATION AND BUSINESS ACTIVITY (Annual Report) (Annual Report [Member])	12 Months Ended
Dec. 31, 2012
Annual Report [Member]
NOTE 1 - ORGANIZATION AND BUSINESS ACTIVITY

NOTE 1 - ORGANIZATION AND BUSINESS ACTIVITY

The Company was incorporated in Florida on July 31, 2001. On September 21, 2001, the Company was acquired by PlaNet.Com, Inc., a Nevada public, non-reporting corporation. Pla.Net.Com, Inc. was considered a shell at the time of acquisition and therefore the acquisition was treated as a reverse merger (the acquired company is treated as the acquiring company for accounting purposes). Pla.Net.Com, Inc. changed its name to Inpatient Clinical Solutions, Inc. immediately after the merger.

Through March 2013, the Company provided health care services in South Florida. The Company provided inpatient physician care to various health care facilities and health plans in the South Florida area. Prior to February 2012, the Company provided Hospitalist services at acute care hospitals. Hospitalists focus on a patient’s care from the time of admission to discharge, working in close consultation with primary care physicians, other referring physicians and medical providers to coordinate the inpatient care delivery system and manage the entire inpatient episode of care.

As more fully described in note 3, the Company sold the hospitalist business during February 2012. At that time, the Company changed its name from Inpatient Clinical Solutions, Inc. to Integrated Inpatient Solutions, Inc. In November 2011, the Company entered into an agreement with a hospital to provide intensivist services. Under the exclusive agreement, the Company provided critical care intensivist coverage for all medical and surgical intensive care unit patients at the hospital. The physicians include full-time employees, part-time and temporary physicians as well as contracted physician providers. The intensivist agreement was terminated in January 2013.

The Company is developing an interior design business targeting budget minded individuals. The business operates under the trade name Integrated Interior Design. The Company expects to earn revenues from providing decorator services which are billed on hourly and per diem rates. The interior design business will initially operate in South Florida and will expand regionally and nationally. The business provides interior design, interior staging, accompanied shopping, paint color selection, architectural drawing and other design services.